Payments, by Project - 12 months ended Dec. 31, 2024 - USD ($) $ in Thousands	Taxes	Royalties	Fees	Prod. Entitlements	Bonuses	Comm. Social Resp.	Total Payments
Total	$ 3,698,466	$ 866,780	$ 100,315	$ 329,868	$ 337	$ 4,104	$ 4,999,870
Onshore/US/US-AK/Oil/Natural Gas/Well [Member]
Total		51,522	3,929				55,451
Offshore-Gulf of America/US/US-LA/Oil/Natural Gas/Well [Member]
Total		25,422					25,422
Onshore/US/US-MT/Oil/Natural Gas/Well [Member]
Total		6	6				12
Onshore/US/US-ND/Oil/Natural Gas/Well [Member]
Total		98,989	501				99,490
Onshore/US/US-NM/Caliche/Open Pit [Member]
Total		665					665
Onshore/US/US-NM/Oil/Natural Gas/Well [Member]
Total		382,152	1,427				383,579
Onshore/US/US-WY/Oil/Natural Gas/Well [Member]
Total		24	3				26
Onshore/CA/CA-AB/Oil/Well [Member]
Total	18,443	167,316	9,768				195,527
Onshore/CA/CA-BC/Oil/Natural Gas/Well [Member]
Total	1,763	32,669	4,518				38,950
Offshore-North Sea/GB/GB-NBL/Oil/Natural Gas/Well [Member]
Total			240				240
Offshore-North Sea/GB/GB-STT/Oil/Natural Gas/Well [Member]
Total	18,640						18,640
Onshore/LY/LY-WA/Oil/Natural Gas/Well [Member]
Total	1,278,777	105,423	83				1,384,283
Entity Level Payment/NO [Member]
Total	1,608,237						1,608,237
Offshore-North Sea/NO/NO-11/Oil/Natural Gas/Well [Member]
Total			68,695	181,063			249,758
Offshore-Norwegian Sea/NO/NO-46/Oil/Natural Gas/Well [Member]
Total			2,082				2,082
Offshore-Commonwealth Waters/AU/AU-TAS/Natural Gas/Well [Member]
Total			179				179
Offshore-Commonwealth Waters/AU/AU-VIC/Natural Gas/Well [Member]
Total			268				268
Offshore-Bohai Sea/CN/CN-TJ/Oil/Well [Member]
Total	177,433		238				177,671
Entity Level Payment/MY [Member]
Total	870						870
Offshore-South China Sea/MY/MY-12/Oil/Natural Gas/Well [Member]
Total	240,637		6,913				247,550
Onshore/KH/KH-12/Oil/Natural Gas/Well [Member]
Total			250				250
Offshore-Gulf of Guinea/GQ/GQ-BN/Oil/Natural Gas/Well [Member]
Total	56,961	$ 2,592	$ 1,216	$ 148,805	$ 337	$ 4,104	214,015
Entity Level Payment/US [Member]
Total	$ 296,705						$ 296,705